Client Name:	First Key
Client Project Name:	Towd Point Mortgage Trust 2016-3
Start - End Dates:	08/24/2014 - 10/30/2015
Deal Loan Count:	71

Rating Agency ATR QM Data Fields

Loans in Report:	14

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	QRM Flag	QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income in File	Loan Status	Sample Group	TRID Indicator
618119595	Non-QM: Lender documented all ATR UW factors	No	03/10/2014	No	No	8346.5	2/28/2014	3.266	Employed	(No Data)	U.S. Citizen	(No Data)	No	No	Complete	TPMT 2016-3 PRELIM	Pre-TRID
618119596	Non-QM: Lender documented all ATR UW factors	No	03/17/2014	No	No	9414.18	1/1/1900	3.2851	Employed	Retired	U.S. Citizen	U.S. Citizen	No	No	Complete	TPMT 2016-3 PRELIM	Pre-TRID
618119597	QM: Safe Harbor	No	03/07/2014	No	Yes	13293	3/19/2014	3.3596	Employed	Employed	U.S. Citizen	U.S. Citizen	No	No	Complete	TPMT 2016-3 PRELIM	Pre-TRID
618119598	Non-QM: Lender documented all ATR UW factors	No	03/12/2014	No	No	5617.9	2/27/2014	3.4372	Employed	(No Data)	U.S. Citizen	(No Data)	No	No	Complete	TPMT 2016-3 PRELIM	Pre-TRID
618119599	Non-QM: Lender documented all ATR UW factors	No	03/12/2014	No	No	6594.5	3/24/2014	3.5591	Employed	(No Data)	U.S. Citizen	(No Data)	No	No	Complete	TPMT 2016-3 PRELIM	Pre-TRID
618119603	Non-QM: Lender documented all ATR UW factors	No	04/02/2014	No	No	5005.5	4/14/2014	3.4331	Employed	(No Data)	U.S. Citizen	(No Data)	No	No	Complete	TPMT 2016-3 PRELIM	Pre-TRID
618119605	Non-QM: Lender documented all ATR UW factors	No	04/28/2014	No	No	7334.41	6/6/2014	3.4069	Employed	(No Data)	U.S. Citizen	(No Data)	No	No	Complete	TPMT 2016-3 PRELIM	Pre-TRID
618119606	Non-QM: Lender documented all ATR UW factors	No	05/15/2014	No	No	4145.75	4/28/2014	3.4748	Employed	Retired	U.S. Citizen	U.S. Citizen	No	No	Complete	TPMT 2016-3 PRELIM	Pre-TRID
618119607	Non-QM: Lender documented all ATR UW factors	No	05/01/2014	No	No	11240	5/20/2014	3.2915	Employed	Employed	U.S. Citizen	U.S. Citizen	No	No	Complete	TPMT 2016-3 PRELIM	Pre-TRID
618119608	Non-QM: Lender documented all ATR UW factors	No	05/01/2014	No	No	3425	5/28/2014	3.2539	Employed	Employed	U.S. Citizen	U.S. Citizen	No	No	Complete	TPMT 2016-3 PRELIM	Pre-TRID
618119612	Non-QM: Lender documented all ATR UW factors	No	05/23/2014	No	No	3984.25	5/23/2014	3.3289	Employed	Employed	U.S. Citizen	U.S. Citizen	No	No	Complete	TPMT 2016-3 PRELIM	Pre-TRID
618119613	Non-QM: Lender documented all ATR UW factors	No	06/03/2014	No	No	1048.95	6/12/2014	3.3588	Employed	(No Data)	U.S. Citizen	(No Data)	No	No	Complete	TPMT 2016-3 PRELIM	Pre-TRID
618119614	QM: Safe Harbor	No	06/16/2014	No	Yes	2035.5	6/27/2014	3.5683	Employed	Employed	U.S. Citizen	U.S. Citizen	No	No	Complete	TPMT 2016-3 PRELIM	Pre-TRID
618119633	QM: Safe Harbor	No	04/29/2014	No	Yes	2234	4/23/2014	3.5366	Employed	Employed	U.S. Citizen	U.S. Citizen	No	No	Complete	TPMT 2016-3 PRELIM	Pre-TRID

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